Equity - Capital contribution private placements (Details) - USD ($)		12 Months Ended
	Sep. 04, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Subsidiary, Sale of Stock [Line Items]
Common stock, share price (in dollars per share)		$ 4.6
Aggregate offering price		$ 0	$ 200,000	$ 0
Warrants to purchase ordinary shares			4,667
Exercise price		$ 4.89	$ 4.89	$ 0.00
Balance at the beginning (in years)		3 years 10 months 17 days	5 years 10 months 21 days	0 years
Private placements | Boustead
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	66,667
Common stock, share price (in dollars per share)	$ 3.00
Aggregate offering price	$ 200,000
Over-Allotment Option [Member] | Boustead Securities
Subsidiary, Sale of Stock [Line Items]
Commission to placement agent	$ 10,000
Warrants to purchase ordinary shares	4,667
Exercise price	$ 3.00
Balance at the beginning (in years)	5 years